Lease	12 Months Ended
Mar. 31, 2025
Lease [Abstract]
LEASE

NOTE 13 – LEASE

The Company leases office space from third parties under non-cancellable operating lease agreements. The Company determines if an arrangement is, or contains, a lease at the inception of the contract based on the terms of the agreement and whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Right-of-use (ROU) assets and corresponding lease liabilities are recognized at the lease commencement date based on the present value of future lease payments over the lease term. The Company elected the short-term lease exemption under ASC 842 for certain lease arrangements that have a lease term of 12 months or less and do not contain purchase options. The Company expenses these short-term leases on a straight-line basis over the lease term and does not recognize ROU assets or lease liabilities on the consolidated balance sheet for these leases.

The Company’s lease agreements do not contain any material guarantees or restrictive covenants, and the Company has no finance leases or sublease activities as of March 31, 2025.

The following table summarizes the supplemental consolidated balance sheet information related to operating leases as of March 31, 2025 and 2024, respectively:

	As of March 31,
	2025	2024

Operating lease right-of-use assets, net	98,396	—
Operating lease liabilities, current	40,058	—
Operating lease liabilities, non-current	41,679	—
Weighted average remaining lease terms – operating lease (months)	29	—
Weighted average discount rate – operating lease	3.35%	—

Information related to operating lease activities for the years ended March 31, 2025 and 2024 are as follows:

	For the years ended March 31,
	2025	2024

Operating lease expense	10,966	—
Short-term lease expense	—	—

Maturities of operating lease liabilities were as follows:

Twelve months ending March 31,	Lease liabilities
2026	42,400
2027 and thereafter	42,400
Total undiscounted lease payment	84,800
less: imputed interest	3,062
Total lease liabilities	81,737

The Company entered into two leases for office space and warehouses located in Tianjin, China:

Location of property	Approximate gross floor area (sq. meters)	Term of lease	Facility usage
Room 102, Building 22, West District, Airport Business Park, Tianjin Airport Economic Zone	524	3 years (September 5, 2024 to September 4, 2027)	Office
Room 102-1, Building 22, West District, Airport Business Park, Tianjin Airport Economic Zone	100	3 years (September 5, 2024 to September 4, 2027)	Office